Share Based Compensation - Schedule of Share-Based Compensation Expenses (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Share-Based Compensation Expenses [Line Items]
General and administrative expenses	$ 8,645
General and Administrative Expenses [Member]
Schedule of Share-Based Compensation Expenses [Line Items]
General and administrative expenses	4,123
Research and Development Expenses [Member]
Schedule of Share-Based Compensation Expenses [Line Items]
General and administrative expenses	$ 4,522